Investments - Percentage of the Company's Equity Interest (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018 MW
UFV Janauba Geracao de Energia Eletrica Distribuida [member]
Disclosure of detailed information about investment property [line items]
Photovoltaic generation plant	5